Cover	Dec. 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 06, 2024
Entity File Number	333-266341
Entity Registrant Name	LAMY
Entity Central Index Key	0001939937
Entity Tax Identification Number	37-2039216
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	201 Allen Street Unit 10104
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10002
City Area Code	657
Local Phone Number	315-8312
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true